Note 13 - Equity Compensation Plan (Detail) - Non-Vested Restricted Shares (USD $)	12 Months Ended
Dec. 31, 2012
Granted	74,761
Granted (in Dollars per share)	$ 7.26
Number of restricted shares	74,761
Weighted average grant date fair value per non-vested share (in Dollars per share)	$ 7.26